Schedule of Tax Benefit and Effective Income Tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Liquidated Damages
Federal benefit expected at statutory rate					$ (18,694,437)	$ (12,188,924)
Federal benefit expected at statutory rate, percentage					21.00%	21.00%
State and local taxes, net of federal benefit					$ (5,279,879)	$ (3,053,709)
State and local taxes, net of federal benefit, percentage					5.90%	5.30%
Stock-based compensation					$ 1,768,735	$ 1,591,202
Stock based compensation, percentage					(2.00%)	(2.70%)
Unearned revenue					$ (5,120,330)	$ (1,969,056)
Unearned revenue, percentage					5.80%	3.40%
Interest expense					$ 1,173,535	$ 1,015,199
Interest expense, percentage					(1.30%)	(1.70%)
Other differences, net					$ 152,294	$ 199,643
Other differences, net, percentage					(0.20%)	(0.40%)
Valuation allowance					$ 26,168,671	$ (6,685,348)
Valuation allowance, percentage					(29.40%)	11.50%
Other permanent differences					$ 42,243	$ 1,549,866
Other permanent differences, percentage					0.00%	(2.70%)
Tax provision (benefit) and effective income tax rate	$ (229,699)		$ (229,699)		$ 210,832	$ (19,541,127)
Tax provision (benefit) and effective income tax rate, percentage			0.29%	0.00%	(0.20%)	33.70%